Note 3 - Going Concern (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year ending December 31,	Contractual Commitments
2021	116,434
2022	94,737
Total	211,171